Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 2,712,572	$ 553,687	$ 6,687,485	$ 4,226,447	$ 5,373,383	$ 4,190,765
Operating expenses
Cost of product and service revenue					4,196,788	2,002,197
Cost of products	2,314,854	215,068	5,037,756	3,114,573
Cost of services	86,371	61,417	775,489	338,820
Selling, general, and administrative	6,481,759	7,163,673	18,751,119	22,925,745	30,115,571	22,896,125
Research and development	2,292,908	1,715,821	6,780,211	6,021,535	7,976,568	6,524,245
Total operating expenses	11,175,892	9,155,979	31,344,575	32,400,673	42,288,927	31,422,567
Operating loss	(8,463,320)	(8,602,292)	(24,657,090)	(28,174,226)	(36,915,544)	(27,231,802)
Other income (expense)
Interest income (expense), net	16,213	39,150	105,194	47,553	134,579	(585,157)
Financing costs						(46,754,794)
Change in fair value of warrants liability	214,573	1,852,700	144,609	11,213,700	11,986,462	(312,400)
Change in fair value of derivative liability	67,366	(40,245)	73,585	(19,309)	152,723	(14,342)
Other, net	(168,177)	89,222	356,155	81,455	85,074	282,183
Total other income (expense), net	129,975	1,940,827	679,543	11,323,399	12,358,838	(47,384,510)
Loss before taxes	(8,333,345)	(6,661,465)	(23,977,547)	(16,850,827)	(24,556,706)	(74,616,312)
Income tax expense					800	1,000
Net loss	(8,333,345)	(6,661,465)	(23,977,547)	(16,850,827)	(24,557,506)	(74,617,312)
Less: Net income (loss) attributable to non-controlling interests	8,285	(168,985)	23,039	(459,863)	(538,841)	(2,138,272)
Net loss attributable to Nuvve Holding Corp.	(8,341,630)	(6,492,480)	(24,000,586)	(16,390,964)	(24,018,665)	(72,479,040)
Less: Preferred dividends on redeemable non-controlling interests	72,092	66,601	212,062	195,912	263,846	101,856
Less: Accretion on redeemable non-controlling interests preferred shares	161,466	161,466	484,398	484,398	645,866	261,505
Net loss attributable to Nuvve Holding Corp. common stockholders	$ (8,575,188)	$ (6,720,547)	$ (24,697,046)	$ (17,071,274)	$ (24,928,377)	$ (72,842,401)
Net loss per share attributable to Nuvve Holding Corp. common stockholders, basic and diluted (in Dollars per share)	$ (0.27)	$ (0.31)	$ (0.88)	$ (0.85)	$ (1.19)	$ (4.37)
Weighted-average shares used in computing net loss per share attributable to Nuvve Holding Corp. common stockholders, basic and diluted (in Shares)	32,191,013	21,952,882	28,172,399	19,972,016	20,971,896	16,654,495
Products and services
Total revenue					$ 4,913,956	$ 2,920,627
Grants
Total revenue	$ 73,563	$ 65,869	$ 219,082	$ 416,816	$ 459,427	$ 1,270,138
Products
Total revenue	1,772,532	280,184	4,748,141	3,333,825
Services
Total revenue	$ 866,477	$ 207,634	$ 1,720,262	$ 475,806